Investment in Joint Ventures - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of joint ventures [line items]
Dividends received from joint venture	¥ 100,000,000	$ 14,400	¥ 0	¥ 2,795,000
Share of capital commitment	16,600,000		9,100,000		$ 2,400
Cash and cash equivalents	7,531,723,000		5,915,916,000	¥ 5,544,376,000	1,087,959	$ 854,555	¥ 4,451,489,000
Impairment loss	0		0
People's Republic of China [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	319,800,000		331,500,000		46,200
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	104,775,000		63,381,000
Joint ventures [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	738,918,000		714,365,000		106,737
Share of restricted cash	45,300,000		22,500,000		6,500
Joint ventures [member] | Outstanding bills receivables discounted with banks [Member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	48,900,000		18,100,000		7,100
Joint ventures [member] | Outstanding bills receivables endorsed to suppliers [Member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	¥ 71,900,000		¥ 4,200,000		$ 10,400